7. Other Assets (Details Narrative)	12 Months Ended
	Dec. 31, 2019 USD ($) Integer	Dec. 31, 2018 USD ($) Integer
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Intangible assets	$ 86,151	$ 63,755
Amortization expense	$ 1,879	$ 974
Number of patents | Integer	2	0